Consolidated Statement of Changes in Shareholders' Equity - EUR (€) € in Millions, shares in Millions	Issued Share Capital Adj. balance	Issued Share Capital	Share Premium Account Adj. balance	Share Premium Account	Retained Earnings Adjustment on initial application of IFRS 16 (net of tax) IFRS 16	Retained Earnings Adj. balance	Retained Earnings	Other Undominated Capital Adj. balance	Other Undominated Capital	Other Reserves - Hedging Adj. balance	Other Reserves - Hedging	Other Reserves - Share based Payment Adj. balance	Other Reserves - Share based Payment	Adjustment on initial application of IFRS 16 (net of tax) IFRS 16	Adj. balance	Total
Beginning Balance at Mar. 31, 2019	€ 6.8	€ 6.8	€ 719.4	€ 719.4	€ (9.7)	€ 4,172.2	€ 4,181.9	€ 3.2	€ 3.2	€ 274.6	€ 274.6	€ 29.0	€ 29.0	€ (9.7)	€ 5,205.2	€ 5,214.9
Beginning Balance, Shares at Mar. 31, 2019	1,133.4	1,133.4
(Loss)/profit for the year							648.7									648.7
Other comprehensive income (loss):
Net movements in cash-flow reserve											(385.9)					(385.9)
Total other comprehensive income/(loss) for the year, net of income tax											(385.9)					(385.9)
Total comprehensive (loss)/income for the year - all attributable to equity holders of parent							648.7				(385.9)					262.8
Issue of ordinary equity shares				19.1												19.1
Issue of ordinary equity shares (in shares)		3.0
Share-based payments													7.0			7.0
Repurchase of ordinary equity shares							(580.5)									(580.5)
Other							0.9									€ 0.9
Cancellation of repurchased ordinary shares		€ (0.3)							0.3
Cancellation of repurchased ordinary shares (Shares)		(47.2)														(47.2)
Transfer of exercised and expired share based awards							3.7						(3.7)
Ending Balance at Mar. 31, 2020		€ 6.5		738.5			4,245.0		3.5		(111.3)		32.3			€ 4,914.5
Ending Balance, Shares at Mar. 31, 2020		1,089.2
(Loss)/profit for the year							(1,015.1)									(1,015.1)
Other comprehensive income (loss):
Net movements in cash-flow reserve											322.6					322.6
Total other comprehensive income/(loss) for the year, net of income tax											322.6					322.6
Total comprehensive (loss)/income for the year - all attributable to equity holders of parent							(1,015.1)				322.6					(692.5)
Issue of ordinary equity shares		€ 0.2		423.1			(2.3)									421.0
Issue of ordinary equity shares (in shares)		38.9
Share-based payments													3.6			3.6
Repurchase of ordinary equity shares							0.0									0.0
Transfer of exercised and expired share based awards							4.7						(4.7)
Ending Balance at Mar. 31, 2021		€ 6.7		1,161.6			3,232.3		3.5		211.3		31.2			4,646.6
Ending Balance, Shares at Mar. 31, 2021		1,128.1
(Loss)/profit for the year							(240.8)									(240.8)
Other comprehensive income (loss):
Net movements in cash-flow reserve											1,084.1					1,084.1
Total other comprehensive income/(loss) for the year, net of income tax											1,084.1					1,084.1
Total comprehensive (loss)/income for the year - all attributable to equity holders of parent							(240.8)				1,084.1					843.3
Issue of ordinary equity shares		€ 0.1		112.2			(65.5)									46.8
Issue of ordinary equity shares (in shares)		6.5
Share-based payments													8.6			8.6
Repurchase of ordinary equity shares							0.0									0.0
Additional share premium on the allotment of shares				54.4			(54.4)
Transfer of exercised and expired share based awards							9.3						(9.3)
Ending Balance at Mar. 31, 2022		€ 6.8		€ 1,328.2			€ 2,880.9		€ 3.5		€ 1,295.4		€ 30.5			€ 5,545.3
Ending Balance, Shares at Mar. 31, 2022		1,134.6